Equity Incentive Schemes and Stock Compensation Charges - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended				1 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Employee Stock Plan, 2008 Plan	Dec. 31, 2013 Employee Stock Plan, 2008 Plan Individual Employee	Dec. 31, 2013 Employee Stock Plan, 2008 Plan Minimum	Dec. 31, 2013 Employee Stock Plan, 2003 Plan	Dec. 31, 2013 Employee Stock Plan, 2003 Plan Individual Employee	Dec. 31, 2013 Restricted Stock Units 2008	Apr. 23, 2013 Restricted Stock Units 2013	Dec. 31, 2013 Performance Share Unit (PSUs)	Dec. 31, 2012 Performance Share Unit (PSUs)	Dec. 31, 2013 Performance Share Unit (PSUs) Minimum	Dec. 31, 2013 Performance Share Unit (PSUs) Maximum	Dec. 31, 2013 Employee Stock Option	Dec. 31, 2013 Employee Stock Option	Dec. 31, 2013 Employee Stock Option Maximum	Dec. 31, 2013 Restricted Stock Units (RSUs)	Dec. 31, 2012 Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share						100.00%
Ordinary shares which have been reserved for issuance				6,000,000	400,000		6,000,000	400,000	1,000,000	1,600,000
Maximum number of award as percentage of shares outstanding							10.00%
Shares vesting period															5 years	5 years
Shares expiration period															8 years
Contractual term of options outstanding	4 years 6 months 7 days																8 years
Weighted Average Remaining Contractual Life of Options Exercisable	3 years 3 months 15 days
Options Expected to Vest	655,224
Intrinsic Value Of Options Exercised	$ 18,300,000
Intrinsic Value Of Options Outstanding	48,200,000
Intrinsic Value Of Options Exercisable	23,300,000
Options vesting percentage																20.00%
Cost of shares awarded										0
Fair value of stock units vested																		1,100,000	0
Stock units vested											0	0						50,000
Number of shares expected to vest														353,244
Cumulative EPS vesting period													2013	2015
Share-based compensation expense	14,220,000	11,521,000	9,355,000
Non-cash stock compensation expense not yet recognized	34,300,000
Unrecognized stock-based compensation expense, weighted average period (years)	2 years 6 months 4 days
Tax benefit on exercise of options	$ 1,651,000	$ 1,274,000	$ 681,000